Balance Sheet $ in Thousands	Dec. 31, 2025 USD ($)
Current assets:
Prepaid expenses and other current assets	$ 1,806
Total current assets	1,806
Total assets	1,806
Current liabilities:
Total current liabilities	1,818
Total liabilities	1,818
Shareholders’ equity:
Common shares, no par value, unlimited shares authorized, 1 share issued and outstanding at December 31, 2025
Accumulated deficit	(12)
Total shareholders’ equity	(12)
Total liabilities and shareholders’ equity	1,806
Related Party
Current liabilities:
Due to related party	$ 1,818